INVENTORIES - Summary of Loss Due to Obsolescence (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of current inventories [abstract]
Beginning balance	$ (132.7)	$ (125.9)	$ (126.1)
Additions	(53.4)	(52.9)	(50.5)
Disposals	5.1	11.5	13.5
Reversals	44.6	33.9	37.5
Foreign exchange gain (loss)	(1.5)	0.7	(0.3)
Ending balance	$ (137.9)	$ (132.7)	$ (125.9)